14. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Due to affiliates

The outstanding amounts due to related parties as of June 30, 2013 and December 31, 2012 were as follows:

		June 30,	December 31,
	Notes	2013	2012
		(unaudited)

Mr. Li	(1)	$144	$144
Alliance Rich	(2)	39,961	56,170
Hebei Kaiyuan	(2)	5,084	1,162
Kaiyuan Shengrong	(2)	8,534	8,110
Smart Success	(2)	9	9
Total		$53,732	$65,595

Notes:

(1)	The Chairman and Chief Executive Officer of AutoChina.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties

The outstanding amount due to related party as of June 30, 2013 and December 31, 2012 was as follows:

		June 30,	December 31,
	Note	2013	2012
		(unaudited)

Ruituo	(1)	$6,057	$2,228

Note:

(1) Entity controlled by Mr. Li’s brother.

Schedule of related party transactions

During the periods presented, the details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2013	2012
		(unaudited)	As Adjusted – note 2 (unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$21,040	$65,037
Hebei Kaiyuan	(1) (d)	5,004	71,049
Kaiyuan Shengrong	(1) (b)	10,520	3,173
Kaiyuan Shengrong	(1) (c)	10,520	3,173
Ruihua Real Estate	(1) (a)	24,277	—
Ruituo	(2) (a)	24,277	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (d)	—	41,369

Trading nature:
Beijing Wantong Longxin Auto Trading Co., Ltd.	(3) (g)	2,642	—
Hebei Kaiyuan	(1) (f)	$43	$43
Kaiyuan Shengrong	(1) (f)	282	131
Ruituo	(2) (e)	204,956	152,979
Ruituo	(2) (f)	52	279
Honest Best	(4) (f)	$—	$58

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(4)	Parent company of AutoChina and entity controlled by Mr. Li.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.
(g)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and amounts returned during the year.